Commitments And Contingencies (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Permit Sign Lawsuits	Dec. 31, 2013 Sign Lawsuits Permit	Dec. 31, 2012	Dec. 31, 2011
Los Angeles Litigation [Abstract]
Lawsuit date	Dec. 31, 2008	Dec. 31, 2008
Settlement agreement date	Nov. 30, 2006	Nov. 30, 2006
Ruling date	Dec. 31, 2009	Jan. 31, 2010
Conversion from static to digital	83	83
Invalidation date	Apr. 12, 2013	Apr. 12, 2013
Digital modernization permits issued to Company	82	82
Turn off date	Apr. 15, 2013	Apr. 15, 2013
Upholding date		Dec. 10, 2012
Review request date		2013-01-22
Review denial date		2013-02-27
Digital displays operating		77
Digital displays not invalidated		2
Digital modernization permits issued to competitor		13
Further proceedings conducted date		Apr. 16, 2013
Demolition denial date		Nov. 22, 2013
Attorney's fees denial date		Jan. 21, 2014
Deferred consideration payment from acquisitions		$ 30,000,000
Rent expense		1,160,000,000	1,140,000,000	1,160,000,000
Stockholder Litigation [Abstract]
Derivative lawsuits		2
Lawsuit filing date		2012-03-31
Breach date		Dec. 31, 2009
Binding memorandum of understanding date		Mar. 28, 2013
Stipulation of Settlement execution date		Jul. 08, 2013
Original Stipulation of Settlement 8-K filing date		Jul. 09, 2013
Settlement approval date		Sep. 09, 2013
Right to appeal expiration date		Oct. 09, 2013
Repayment demand notification date		Oct. 19, 2013
Demand repayment amount		200,000,000
Repayment date		Nov. 08, 2013
Declared dividend		$ 200,000,000
Note amendment date		Oct. 23, 2013
Dividend declaration 8-K filing date		Oct. 21, 2013
Note amendment 8-K filing date		Oct. 23, 2013
Demand and dividend 8-K filing date		Nov. 08, 2013